Summary of Business and Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2022
Summary of Business and Significant Accounting Policies [Abstract]
Schedule of Trust and PIPE, net of fees and expenses
Net Cash
Cash-Ventoux Trust and working capital cash	$9,584
Cash-PIPE investment	55,400
Less: transaction costs and other payments(1)	(15,144)
Total	$49,840

Schedule of largest restaurant logos
	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Customer A	60%	49%	60%	52%
Customer B	22%	24%	23%	25%
Customer C(1)	14%	16%	14%	17%
	96%	89%	97%	94%

Schedule of aggregated as a single customer for reporting purposes
	As of December 31, 2022	As of June 30, 2022
Customer A	33%	31%
Customer B	14%	41%
Customer C(1)	15%	—%
Customer D	25%	11%
	87%	83%